Fair Value Measurement - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 1,625	$ 2,101
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	468	556
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	221	1,489
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	197	162
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ 40	$ 6	$ 32